Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2019
Other Non-current Assets
Schedule of other non-current assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2019	December 31, 2018
Available for sale securities:
ZIM notes, net	$19,733	$21,044
HMM notes, net	8,678	7,847
Equity participation ZIM	—	—
Advances for vessels additions	$14,851	$5,420
Other assets	30,669	25,058
Total	$73,931	$59,369

Schedule of available for sale securities at fair value and unrealized losses

The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of June 30, 2019 (in thousands):

	Amortized cost
Description of securities	basis	Fair value	Unrealized loss
ZIM notes	$45,899	$19,733	$(26,166)
HMM notes	21,516	8,678	(12,838)
Total	$67,415	$28,411	$(39,004)

Schedule of unrealized loss on available for sale securities

The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of June 30, 2019 (in thousands):

Unrealized loss
on available for
sale securities
Beginning balance as of January 1, 2019	$(36,378)
Unrealized loss on available for sale securities 2019	(2,626)
Ending balance as of June 30, 2019	$(39,004)